First Quarter Report
March 31, 2023 (Unaudited)
Tri-Continental Corporation
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Portfolio of Investments
Tri-Continental Corporation, March 31, 2023 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 69.7%
Issuer	Shares	Value ($)
Communication Services 5.3%
Diversified Telecommunication Services 0.9%
AT&T, Inc.	460,000	8,855,000
Verizon Communications, Inc.	160,000	6,222,400
Total		15,077,400
Entertainment 0.3%
Electronic Arts, Inc.	38,930	4,689,119
Interactive Media & Services 3.5%
Alphabet, Inc., Class A(a)	379,599	39,375,804
Meta Platforms, Inc., Class A(a)	90,049	19,084,985
Total		58,460,789
Media 0.6%
Comcast Corp., Class A	125,000	4,738,750
Fox Corp., Class A	126,500	4,307,325
Total		9,046,075
Total Communication Services		87,273,383
Consumer Discretionary 6.2%
Automobiles 0.4%
Tesla, Inc.(a)	30,313	6,288,735
Broadline Retail 1.3%
Amazon.com, Inc.(a)	109,010	11,259,643
Etsy, Inc.(a)	52,085	5,798,623
Macy’s, Inc.	225,000	3,935,250
Total		20,993,516
Hotels, Restaurants & Leisure 0.9%
Darden Restaurants, Inc.	30,000	4,654,800
Expedia Group, Inc.(a)	107,503	10,431,016
Total		15,085,816
Household Durables 1.2%
Lennar Corp., Class A	82,327	8,653,391
Newell Brands, Inc.	325,000	4,043,000
PulteGroup, Inc.	135,086	7,872,812
Total		20,569,203
Common Stocks (continued)
Issuer	Shares	Value ($)
Specialty Retail 2.4%
AutoZone, Inc.(a)	4,145	10,189,032
Bath & Body Works, Inc.	48,132	1,760,669
Home Depot, Inc. (The)	16,000	4,721,920
O’Reilly Automotive, Inc.(a)	14,737	12,511,418
Ulta Beauty, Inc.(a)	18,334	10,004,314
Total		39,187,353
Total Consumer Discretionary		102,124,623
Consumer Staples 4.4%
Consumer Staples Distribution & Retail 0.8%
Kroger Co. (The)	266,344	13,149,403
Food Products 1.8%
Archer-Daniels-Midland Co.	147,777	11,771,916
Bunge Ltd.	42,500	4,059,600
General Mills, Inc.	89,835	7,677,299
Kraft Heinz Co. (The)	175,000	6,767,250
Total		30,276,065
Household Products 0.2%
Procter & Gamble Co. (The)	23,502	3,494,513
Tobacco 1.6%
Altria Group, Inc.	250,554	11,179,719
Philip Morris International, Inc.	153,242	14,902,785
Total		26,082,504
Total Consumer Staples		73,002,485
Energy 5.0%
Oil, Gas & Consumable Fuels 5.0%
Chesapeake Energy Corp.	52,500	3,992,100
Chevron Corp.	55,000	8,973,800
Enviva, Inc.	95,000	2,743,600
EOG Resources, Inc.	80,000	9,170,400
EQT Corp.	25,800	823,278
Exxon Mobil Corp.	275,553	30,217,142
Marathon Petroleum Corp.	78,590	10,596,290
Valero Energy Corp.	120,864	16,872,614
Total		83,389,224
Total Energy		83,389,224
2	Tri-Continental Corporation | First Quarter Report 2023

Portfolio of Investments   (continued)
Tri-Continental Corporation, March 31, 2023 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Financials 10.6%
Banks 2.5%
Citigroup, Inc.	166,441	7,804,418
Citizens Financial Group, Inc.	110,000	3,340,700
JPMorgan Chase & Co.	65,000	8,470,150
M&T Bank Corp.	57,500	6,875,275
Regions Financial Corp.	99,269	1,842,433
Wells Fargo & Co.	355,782	13,299,131
Total		41,632,107
Capital Markets 4.0%
Ares Capital Corp.	485,000	8,863,375
BlackRock, Inc.	6,500	4,349,280
Blackstone Secured Lending Fund	250,000	6,232,500
Blackstone, Inc.	47,500	4,172,400
Carlyle Group, Inc. (The)	135,000	4,193,100
CME Group, Inc.	13,994	2,680,131
Morgan Stanley	263,401	23,126,608
State Street Corp.	170,609	12,913,395
Total		66,530,789
Consumer Finance 0.1%
Synchrony Financial	83,153	2,418,089
Financial Services 1.2%
MasterCard, Inc., Class A	54,126	19,669,930
Insurance 2.0%
Aon PLC, Class A	3,821	1,204,723
Lincoln National Corp.	41,139	924,393
Marsh & McLennan Companies, Inc.	87,519	14,576,290
MetLife, Inc.	287,828	16,676,754
Total		33,382,160
Mortgage Real Estate Investment Trusts (REITS) 0.8%
Blackstone Mortgage Trust, Inc.	250,000	4,462,500
Starwood Property Trust, Inc.	485,000	8,579,650
Total		13,042,150
Total Financials		176,675,225
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care 9.1%
Biotechnology 2.1%
AbbVie, Inc.	108,104	17,228,535
Amgen, Inc.	21,551	5,209,954
BioMarin Pharmaceutical, Inc.(a)	26,671	2,593,488
Regeneron Pharmaceuticals, Inc.(a)	4,820	3,960,449
Vertex Pharmaceuticals, Inc.(a)	17,336	5,462,054
Total		34,454,480
Health Care Equipment & Supplies 1.5%
Abbott Laboratories	92,245	9,340,729
Hologic, Inc.(a)	132,258	10,673,220
Medtronic PLC	55,000	4,434,100
Total		24,448,049
Health Care Providers & Services 1.5%
Cardinal Health, Inc.	82,651	6,240,151
Centene Corp.(a)	32,529	2,056,158
CVS Health Corp.	88,553	6,580,374
Humana, Inc.	7,229	3,509,390
McKesson Corp.	17,826	6,346,947
Total		24,733,020
Life Sciences Tools & Services 0.7%
IQVIA Holdings, Inc.(a)	61,342	12,200,310
Pharmaceuticals 3.3%
Bristol-Myers Squibb Co.	324,227	22,472,173
Merck & Co., Inc.	77,500	8,245,225
Pfizer, Inc.	582,604	23,770,243
Viatris, Inc.	121,440	1,168,253
Total		55,655,894
Total Health Care		151,491,753
Industrials 5.6%
Aerospace & Defense 1.8%
General Dynamics Corp.	6,153	1,404,176
Lockheed Martin Corp.	31,459	14,871,613
Raytheon Technologies Corp.	87,500	8,568,875
Textron, Inc.	78,478	5,542,901
Total		30,387,565
Air Freight & Logistics 0.9%
United Parcel Service, Inc., Class B	77,666	15,066,427

Tri-Continental Corporation | First Quarter Report 2023	3

Portfolio of Investments   (continued)
Tri-Continental Corporation, March 31, 2023 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Building Products 0.1%
Masco Corp.	43,958	2,185,592
Commercial Services & Supplies 0.6%
Cintas Corp.	19,564	9,051,872
Ground Transportation 0.1%
CSX Corp.	73,764	2,208,494
Machinery 1.7%
AGCO Corp.	35,000	4,732,000
Caterpillar, Inc.	15,000	3,432,600
Fortive Corp.	47,045	3,207,058
Parker-Hannifin Corp.	33,514	11,264,390
Stanley Black & Decker, Inc.	57,500	4,633,350
Total		27,269,398
Passenger Airlines 0.1%
Delta Air Lines, Inc.(a)	21,403	747,393
Southwest Airlines Co.	19,791	643,999
Total		1,391,392
Professional Services 0.3%
Automatic Data Processing, Inc.	23,100	5,142,753
Total Industrials		92,703,493
Information Technology 16.4%
Communications Equipment 2.0%
Cisco Systems, Inc.	529,975	27,704,443
Juniper Networks, Inc.	145,000	4,990,900
Total		32,695,343
Electronic Equipment, Instruments & Components 0.6%
Corning, Inc.	260,000	9,172,800
IT Services 0.5%
International Business Machines Corp.	67,500	8,848,575
Semiconductors & Semiconductor Equipment 4.0%
Advanced Micro Devices, Inc.(a)	137,590	13,485,196
Broadcom, Inc.	12,500	8,019,250
Lam Research Corp.	20,141	10,677,147
NVIDIA Corp.	17,402	4,833,754
QUALCOMM, Inc.	166,876	21,290,040
Texas Instruments, Inc.	47,500	8,835,475
Total		67,140,862
Common Stocks (continued)
Issuer	Shares	Value ($)
Software 5.3%
Adobe, Inc.(a)	26,669	10,277,433
Autodesk, Inc.(a)	20,132	4,190,677
Fortinet, Inc.(a)	245,554	16,319,519
Microsoft Corp.	195,595	56,390,038
Total		87,177,667
Technology Hardware, Storage & Peripherals 4.0%
Apple, Inc.(b)	375,170	61,865,533
HP, Inc.	160,000	4,696,000
Total		66,561,533
Total Information Technology		271,596,780
Materials 2.1%
Chemicals 1.2%
CF Industries Holdings, Inc.	32,946	2,388,255
Dow, Inc.	160,000	8,771,200
Mosaic Co. (The)	114,311	5,244,589
Nutrien Ltd.	60,000	4,431,000
Total		20,835,044
Metals & Mining 0.9%
Newmont Corp.	90,000	4,411,800
Nucor Corp.	67,013	10,351,498
Total		14,763,298
Total Materials		35,598,342
Real Estate 2.8%
Hotel & Resort REITs 0.4%
Host Hotels & Resorts, Inc.	402,155	6,631,536
Industrial REITs 0.2%
Prologis, Inc.	35,000	4,366,950
Residential REITs 0.3%
Invitation Homes, Inc.	150,000	4,684,500
Retail REITs 0.3%
Simon Property Group, Inc.	40,000	4,478,800
Specialized REITs 1.6%
Life Storage, Inc.	37,500	4,915,875
SBA Communications Corp.	19,243	5,023,770

4	Tri-Continental Corporation | First Quarter Report 2023

Portfolio of Investments   (continued)
Tri-Continental Corporation, March 31, 2023 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
VICI Properties, Inc.	200,000	6,524,000
Weyerhaeuser Co.	349,295	10,524,258
Total		26,987,903
Total Real Estate		47,149,689
Utilities 2.2%
Electric Utilities 2.0%
American Electric Power Co., Inc.	142,143	12,933,591
Duke Energy Corp.	45,000	4,341,150
Entergy Corp.	42,500	4,578,950
Evergy, Inc.	109,131	6,670,087
FirstEnergy Corp.	110,000	4,406,600
Total		32,930,378
Multi-Utilities 0.2%
DTE Energy Co.	35,000	3,833,900
Total Utilities		36,764,278
Total Common Stocks (Cost $935,217,029)		1,157,769,275

Convertible Bonds 5.4%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Airlines 0.2%
American Airlines Group, Inc.
07/01/2025	6.500%	3,700,000	4,275,350
Automotive 0.3%
Lucid Group, Inc.(c)
12/15/2026	1.250%	3,500,000	1,963,500
Rivian Automotive, Inc.(c)
03/15/2029	4.625%	2,250,000	2,325,660
Total			4,289,160
Cable and Satellite 0.4%
DISH Network Corp.
Subordinated
08/15/2026	3.375%	12,500,000	6,437,501
Diversified Manufacturing 0.3%
Greenbrier Companies, Inc. (The)
04/15/2028	2.875%	5,300,000	4,497,050
Food and Beverage 0.4%
Post Holdings, Inc.(c)
08/15/2027	2.500%	6,300,000	6,584,760
Convertible Bonds (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Health Care 0.3%
CONMED Corp.(c)
06/15/2027	2.250%	4,500,000	4,457,250
Invacare Corp.(d)
11/15/2024	0.000%	4,000,000	218,000
Total			4,675,250
Independent Energy 0.0%
Chesapeake Energy Escrow
09/15/2026	0.000%	9,000,000	146,250
Leisure 0.5%
NCL Corp., Ltd.
02/15/2027	2.500%	5,700,000	4,277,850
Royal Caribbean Cruises Ltd.(c)
08/15/2025	6.000%	2,700,000	4,116,150
Total			8,394,000
Media and Entertainment 0.1%
fuboTV, Inc.
02/15/2026	3.250%	6,000,000	2,493,609
Other Financial Institutions 0.4%
RWT Holdings, Inc.
10/01/2025	5.750%	6,750,000	6,057,978
Other REIT 0.6%
PennyMac Corp.
03/15/2026	5.500%	10,000,000	8,676,824
Redwood Trust, Inc.(c)
06/15/2027	7.750%	1,000,000	865,625
Total			9,542,449
Pharmaceuticals 1.0%
Bridgebio Pharma, Inc.
03/15/2027	2.500%	1,000,000	736,000
BridgeBio Pharma, Inc.
02/01/2029	2.250%	10,000,000	6,373,516
Clovis Oncology, Inc.(d)
05/01/2025	0.000%	9,300,000	930,000
Cytokinetics, Inc.(c)
07/01/2027	3.500%	4,000,000	3,904,000
Tilray, Inc.
10/01/2023	5.000%	5,250,000	5,163,407
Total			17,106,923
Retailers 0.4%
Farfetch Ltd.
05/01/2027	3.750%	4,500,000	3,503,250

Tri-Continental Corporation | First Quarter Report 2023	5

Portfolio of Investments   (continued)
Tri-Continental Corporation, March 31, 2023 (Unaudited)
Convertible Bonds (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Wayfair, Inc.(c)
09/15/2027	3.250%	3,500,000	2,971,500
Total			6,474,750
Technology 0.5%
2U, Inc.
05/01/2025	2.250%	6,500,000	5,079,750
Infinera Corp.(c)
08/01/2028	3.750%	3,000,000	4,050,000
Total			9,129,750
Total Convertible Bonds (Cost $112,693,410)			90,104,780

Convertible Preferred Stocks 4.5%
Issuer		Shares	Value ($)
Consumer Discretionary 0.2%
Auto Components 0.2%
Aptiv PLC	5.500%	35,000	4,303,413
Total Consumer Discretionary			4,303,413
Financials 0.8%
Banks 0.5%
Bank of America Corp.	7.250%	7,500	8,721,450
Capital Markets 0.3%
AMG Capital Trust II	5.150%	80,000	3,940,000
Total Financials			12,661,450
Health Care 0.8%
Health Care Equipment & Supplies 0.8%
Becton Dickinson & Co.	6.000%	130,000	6,475,300
Boston Scientific Corp.	5.500%	57,500	6,931,295
Total			13,406,595
Total Health Care			13,406,595
Industrials 0.5%
Machinery 0.2%
Chart Industries, Inc., ADR	6.750%	77,500	4,088,125
Professional Services 0.3%
Clarivate PLC	5.250%	100,000	4,123,261
Total Industrials			8,211,386
Convertible Preferred Stocks (continued)
Issuer		Shares	Value ($)
Information Technology 0.4%
Electronic Equipment, Instruments & Components 0.4%
Coherent Corp.	6.000%	37,500	6,472,493
Total Information Technology			6,472,493
Utilities 1.8%
Electric Utilities 0.5%
NextEra Energy, Inc.	6.926%	185,000	8,534,050
Gas Utilities 0.8%
Spire, Inc.	7.500%	135,000	6,626,252
UGI Corp.	7.250%	75,000	6,043,500
Total			12,669,752
Multi-Utilities 0.5%
NiSource, Inc.	7.750%	85,000	8,847,650
Total Utilities			30,051,452
Total Convertible Preferred Stocks (Cost $77,297,420)			75,106,789

Corporate Bonds & Notes 17.6%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 1.1%
Bombardier, Inc.(c)
06/15/2026	7.125%	9,000,000	9,068,056
Rolls-Royce PLC(c)
10/15/2027	5.750%	4,167,000	4,169,353
Spirit AeroSystems, Inc.(c)
04/15/2025	7.500%	4,500,000	4,501,875
Total			17,739,284
Airlines 0.3%
American Airlines, Inc.(c)
02/15/2028	7.250%	4,500,000	4,376,250
Automotive 0.3%
Ford Motor Credit Co. LLC
03/06/2026	6.950%	4,350,000	4,416,633
Cable and Satellite 0.4%
Comcast Corp.
08/15/2025	3.375%	4,500,000	4,397,216
Telesat Canada/LLC(c)
10/15/2027	6.500%	5,286,000	1,597,732
Total			5,994,948

6	Tri-Continental Corporation | First Quarter Report 2023

Portfolio of Investments   (continued)
Tri-Continental Corporation, March 31, 2023 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Chemicals 0.5%
Innophos Holdings, Inc.(c)
02/15/2028	9.375%	4,300,000	4,384,350
Olympus Water US Holding Corp.(c)
10/01/2029	6.250%	5,500,000	4,069,159
Total			8,453,509
Construction Machinery 0.2%
PECF USS Intermediate Holding III Corp.(c)
11/15/2029	8.000%	5,150,000	3,389,851
Consumer Cyclical Services 0.5%
Staples, Inc.(c)
04/15/2026	7.500%	5,000,000	4,380,192
Uber Technologies, Inc.(c)
09/15/2027	7.500%	2,100,000	2,164,744
01/15/2028	6.250%	2,365,000	2,360,638
Total			8,905,574
Consumer Products 0.8%
Mattel, Inc.(c)
04/01/2029	3.750%	3,100,000	2,785,743
Mattel, Inc.
10/01/2040	6.200%	1,430,000	1,290,581
11/01/2041	5.450%	745,000	627,245
Newell Brands, Inc.
09/15/2027	6.375%	2,339,000	2,360,325
09/15/2029	6.625%	1,850,000	1,864,631
SWF Escrow Issuer Corp.(c)
10/01/2029	6.500%	7,500,000	4,628,183
Total			13,556,708
Electric 0.3%
DTE Energy Co.
11/01/2024	4.220%	4,500,000	4,453,419
Food and Beverage 0.7%
Triton Water Holdings, Inc.(c)
04/01/2029	6.250%	8,442,000	6,653,274
United Natural Foods, Inc.(c)
10/15/2028	6.750%	6,280,000	5,827,751
Total			12,481,025
Gaming 0.7%
Colt Merger Sub, Inc.(c)
07/01/2027	8.125%	4,606,000	4,700,063
Scientific Games Holdings LP/US FinCo, Inc.(c)
03/01/2030	6.625%	7,500,000	6,662,620
Total			11,362,683
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Health Care 0.8%
Quotient Ltd.(c),(e),(f),(g)
04/15/2030	12.000%	2,555,532	2,555,532
Surgery Center Holdings, Inc.(c)
07/01/2025	6.750%	2,500,000	2,471,350
Tenet Healthcare Corp.
10/01/2028	6.125%	9,479,000	9,037,690
Total			14,064,572
Independent Energy 1.8%
Hilcorp Energy I LP/Finance Co.(c)
04/15/2030	6.000%	9,500,000	8,761,828
Oasis Petroleum, Inc.(c)
06/01/2026	6.375%	4,500,000	4,458,178
Occidental Petroleum Corp.
07/15/2044	4.500%	6,500,000	5,201,562
04/15/2046	4.400%	6,400,000	5,094,240
Southwestern Energy Co.
02/01/2029	5.375%	6,763,000	6,383,677
Total			29,899,485
Leisure 1.3%
Carnival Corp.(c)
05/01/2029	6.000%	10,000,000	7,953,373
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Operations LLC
10/01/2028	6.500%	4,400,000	4,273,074
NCL Corp., Ltd.(c)
02/15/2029	7.750%	6,000,000	5,154,810
Royal Caribbean Cruises Ltd.(c)
08/15/2027	11.625%	4,000,000	4,296,560
Total			21,677,817
Media and Entertainment 1.4%
Clear Channel Outdoor Holdings, Inc.(c)
04/15/2028	7.750%	10,000,000	7,492,664
Deluxe Corp.(c)
06/01/2029	8.000%	5,000,000	3,649,597
Lions Gate Capital Holdings LLC(c)
04/15/2029	5.500%	11,000,000	7,155,699
Mav Acquisition Corp.(c)
08/01/2029	8.000%	5,500,000	4,439,626
Total			22,737,586
Metals and Mining 0.1%
CONSOL Energy, Inc.(c)
11/15/2025	11.000%	1,940,000	1,979,328

Tri-Continental Corporation | First Quarter Report 2023	7

Portfolio of Investments   (continued)
Tri-Continental Corporation, March 31, 2023 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Oil Field Services 0.6%
Nabors Industries Ltd.(c)
01/15/2026	7.250%	3,447,000	3,286,874
01/15/2028	7.500%	1,754,000	1,611,462
Transocean Titan Financing Ltd.(c)
02/01/2028	8.375%	4,313,000	4,422,480
Total			9,320,816
Other Financial Institutions 0.2%
WeWork Companies, Inc.(c)
05/01/2025	7.875%	6,000,000	3,319,918
Packaging 0.6%
ARD Finance SA(c),(f)
06/30/2027	6.500%	5,832,350	4,458,423
Mauser Packaging Solutions Holding Co.(c)
04/15/2027	9.250%	7,000,000	6,464,520
Total			10,922,943
Pharmaceuticals 0.6%
1375209 BC Ltd.(c)
01/30/2028	9.000%	1,415,000	1,403,133
Amgen, Inc.
03/02/2025	5.250%	4,500,000	4,550,168
Bausch Health Companies, Inc.(c)
09/30/2028	11.000%	2,515,000	1,849,687
10/15/2030	14.000%	502,000	288,663
Organon Finance 1 LLC(c)
04/30/2031	5.125%	2,936,000	2,606,183
Total			10,697,834
Restaurants 0.5%
Fertitta Entertainment LLC/Finance Co., Inc.(c)
01/15/2030	6.750%	10,000,000	8,217,225
Retailers 1.0%
Academy Ltd.(c)
11/15/2027	6.000%	4,867,000	4,764,786
Hanesbrands, Inc.(c)
02/15/2031	9.000%	4,336,000	4,436,356
L Brands, Inc.(c)
10/01/2030	6.625%	4,500,000	4,384,068
Magic MergeCo, Inc.(c)
05/01/2029	7.875%	5,000,000	3,498,846
Total			17,084,056
Supermarkets 0.3%
Safeway, Inc.
02/01/2031	7.250%	4,512,000	4,478,610
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Technology 2.6%
Consensus Cloud Solutions, Inc.(c)
10/15/2026	6.000%	5,000,000	4,364,215
Diebold Nixdorf, Inc.(c)
07/15/2025	9.375%	2,369,000	1,218,733
Diebold Nixdorf, Inc.(c),(f)
10/15/2026	8.500%	7,732,788	1,936,590
Minerva Merger Sub, Inc.(c)
02/15/2030	6.500%	8,000,000	6,486,447
Neptune Bidco US, Inc.(c)
04/15/2029	9.290%	7,254,000	6,722,853
NortonLifeLock, Inc.(c)
09/30/2027	6.750%	5,700,000	5,732,296
09/30/2030	7.125%	3,000,000	2,985,202
Picard Midco, Inc.(c)
03/31/2029	6.500%	5,000,000	4,365,796
Rocket Software, Inc.(c)
02/15/2029	6.500%	8,875,000	6,993,729
Sabre GLBL, Inc.(c)
04/15/2025	9.250%	1,800,000	1,694,846
09/01/2025	7.375%	923,000	824,436
Total			43,325,143
Total Corporate Bonds & Notes (Cost $334,676,018)			292,855,217

Preferred Debt 0.3%
Issuer	Coupon Rate	Shares	Value ($)
Banking 0.3%
Citigroup Capital XIII(h)
10/30/2040	11.172%	150,000	4,281,000
Total Preferred Debt (Cost $3,917,075)			4,281,000

Warrants 0.0%
Issuer	Shares	Value ($)
Health Care 0.0%
Health Care Equipment & Supplies 0.0%
Quotient Ltd.(a)	39,425	20
Quotient Ltd.(a)	181,609	136
Total		156
Total Health Care		156
Total Warrants (Cost $—)		156

8	Tri-Continental Corporation | First Quarter Report 2023

Portfolio of Investments   (continued)
Tri-Continental Corporation, March 31, 2023 (Unaudited)
Money Market Funds 1.9%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.983%(i),(j)	30,878,635	30,872,459
Total Money Market Funds (Cost $30,868,516)		30,872,459
Total Investments in Securities (Cost: $1,494,669,468)		1,650,989,676
Other Assets & Liabilities, Net		9,404,140
Net Assets		1,660,393,816
At March 31, 2023, securities and/or cash totaling $1,434,630 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P 500 Index E-mini	72	06/2023	USD	14,895,900	599,117	—
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(c)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At March 31, 2023, the total value of these securities amounted to $265,664,591, which represents 16.00% of total net assets.
(d)	Represents a security in default.
(e)	Represents fair value as determined in good faith under procedures approved by the Board of Directors. At March 31, 2023, the total value of these securities amounted to $2,555,532, which represents 0.15% of total net assets.
(f)	Payment-in-kind security. Interest can be paid by issuing additional par of the security or in cash.
(g)	Valuation based on significant unobservable inputs.
(h)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of March 31, 2023.
(i)	The rate shown is the seven-day current annualized yield at March 31, 2023.
(j)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended March 31, 2023 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 4.983%
	16,252,323	77,933,303	(63,315,116)	1,949	30,872,459	(2,190)	270,839	30,878,635
Abbreviation Legend
ADR	American Depositary Receipt
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Tri-Continental Corporation | First Quarter Report 2023	9

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
1QT240_12_N01_(05/23)